EXHIBIT 99.1

John Deere Owner Trust 2007
Statement to Noteholders

$239,000,000	Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000	Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000	Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000	Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095	Asset Backed Certificates

Payment Date:					16-Jul-07

(1)	Before giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$182,649,747.30
			(ii)	A-1 Note Pool Factor:	0.7642249

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$191,000,000.00
			(ii)	A-2 Note Pool Factor:	1.0000000

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$365,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$205,800,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$15,279,095.00
			(ii)	Certificate Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

		(a)	Class A-1 Notes:		$24,624,847.90
			per $1,000 original principal amount:		$103.03

		(b)	Class A-2 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(c)	Class A-3 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(d)	Class A-4 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(e)	Total:		$24,624,847.90

(3)	(a)	Amount of interest being paid on Notes:

				(i) Class A-1 Notes:	$838,321.04
				per $1,000 original principal amount:	$3.51

				(ii) Class A-2 Notes:	$829,258.33
				per $1,000 original principal amount:	$4.34

				(iii) Class A-3 Notes:	$1,533,000.00
				per $1,000 original principal amount:	$4.20

				(iv) Class A-4 Notes:	$869,505.00
				per $1,000 original principal amount:	$4.23

				(v) Total	$4,070,084.37

(4)	(a)	Pool Balance (excluding accrued interest):
				(i) at beginning of related Collection Period:	$939,883,878.68
				(ii) at end of related Collection Period:	$913,835,792.80

	(b)	Note Value:
				(i) at beginning of related Collection Period:	$959,728,842.51
				(ii) at end of related Collection Period:	$935,103,994.61

	(c)	Pool Face Amount:
				(i) at beginning of related Collection Period:	$1,122,743,324.99
				(ii) at end of related Collection Period:	$1,089,970,936.64

(5)	After giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$158,024,899.40
			(ii)	A-1 Note Pool Factor:	0.6611920

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$191,000,000.00
			(ii)	A-2 Note Pool Factor:	1.0000000

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$365,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$205,800,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$15,279,095.00
			(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:				$783,236.57
			per $1,000 original principal amount:		$0.77
	(a)	Amount of Servicing Fee earned:			$783,236.57
	(b)	Amount of Servicing Fee paid:			$783,236.57
	(c)	Amount of Servicing Fee Shortfall:			$0.00

(7)	Amount of Administration Fee:				$100.00

(8)	Aggregate Purchase Amounts for Collection Period:				$0.00

(9)	(i)	Amount in Reserve Account:			$15,241,187.00
	(ii)	Specified Reserve Account Balance:			$15,241,187.00

(10)	(i)	Scheduled Payments of Receivables 60 days or more past due:			$1,163,502.00
	(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:			0.13%

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$11,702,491.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.07%
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.28%
	(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.65%

(12)	(i)	Aggregate amount of net losses for the collection period:	($1,566.11)
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(13)	If the payment Date is in April 2009 or October 2009:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA